Goodwill And Intangible Assets (Schedule Of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Goodwill [Roll Forward]
Goodwill before impairment losses, beginning balance	$ 523,504	$ 503,054
Accumulated impairment losses, beginning balance	(32,297)	(32,297)
Goodwill, beginning balance	491,207	470,757
Acquisitions	15,983	19,261
Disposals and foreign currency changes, net	(681)	1,189
Impairments	0	0
Goodwill before impairment losses, ending balance	540,168	523,504
Accumulated impairment losses, ending balance	(32,297)	(32,297)
Goodwill, ending balance	$ 507,871	$ 491,207